Income tax expense – Summary Of unused tax losses for which no deferred tax asset recognized (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Shinhan EZ General Insurance, Ltd [Member]
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Temporary differences related to Shinhan EZ General Insurance, Ltd	[1]	₩ 135,608	₩ 109,731

[1]	Shinhan EZ General Insurance Co., Ltd., a subsidiary of the Group, suffered a net loss for the current period, etc. As of the end of December 31, 2025, deferred corporate tax assets were not recognized as it was determined that the temporary difference to be deducted in excess of the temporary difference to be added and the tax loss were not feasible.